Document And Entity Information	Jun. 03, 2024
Document Information [Line Items]
Document Type	8-K
Written Communications	false
Document Period End Date	Jun. 03, 2024
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	iBio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35023
Entity Tax Identification Number	26-2797813
Entity Address, Address Line One	11750 Sorrento Valley Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	979
Local Phone Number	446-0027
Title of 12(b) Security	Common Stock
Trading Symbol	IBIO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001420720
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	8800 HSC Parkway
Entity Address, City or Town	Bryan
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77807